Summary of Significant Accounting Policies - Summary Of Maturities Of Lease Liabilities Under Operating Leases (Detail) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2023	¥ 64,341	$ 9,329
2024	42,687	6,189
2025	12,050	1,747
2026	4,088	593
2027	1,973	286
Total lease payments	125,139	18,144
Less imputed interest	(14,750)	(2,139)
Total	¥ 110,389	$ 16,005